Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands)(4)	MIP Incentive Pre-tax Income (thousands)(5)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$20,525,368	$22,689,097	$7,821,116	$8,086,392	$143.84	$129.16	$3,498,349	$5,495,116
2022	31,802,000	48,122,189	12,428,451	18,345,910	123.16	116.91	$3,282,815	$5,617,471
2021	14,541,737	(12,494,955)	5,887,421	(4,958,497)	108.86	106.91	$90,470	$1,953,817

Company Selected Measure Name	MIP Incentive Pre-tax Income
Named Executive Officers, Footnote [Text Block]	The amounts in column (b) are the amounts reported for our Chief Executive Officer, Mr. Herrman, in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The Non-PEO NEOs included for purposes of calculating the amounts in column (d) and in column (e) for each of FY21, FY22, and FY23 are Scott Goldenberg, Carol Meyrowitz, Richard Sherr, and Kenneth Canestrari.
Peer Group Issuers, Footnote [Text Block]	The amounts reported in column (f) represent cumulative TSR of the Company under SEC rules from January 31, 2020, the last trading day before the start of FY21, through the last trading day for the applicable fiscal year in the table, assuming reinvestment of dividends. The amounts reported in column (g) represent the peer group TSR under SEC rules from January 31, 2020, the last trading day before the start of FY21, through the last trading day for the applicable fiscal year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization. The peer group used for this purpose is the Dow Jones U.S. Apparel Retailers Index (DJUSRA), the same peer group used for purposes of Item 201(e) of Regulation S-K. For more information about the peer group used by the Compensation Committee as part of its decision-making process for FY23, refer to The Role of Our Peer Group in the CD&A.
PEO Total Compensation Amount	$ 20,525,368	$ 31,802,000	$ 14,541,737
PEO Actually Paid Compensation Amount	$ 22,689,097	48,122,189	(12,494,955)
Adjustment To PEO Compensation, Footnote [Text Block]

Calculation of “Compensation Actually Paid” to PEO	Fiscal Year
	2023	2022	2021
Summary Compensation Table (“SCT”) Total for PEO reported in column (b)	$20,525,368	$31,802,000	$14,541,737
Amounts reported in the “Change in Pension Value” column of the SCT (i)	—	(305,528)	(1,909,764)
Pension “service cost” (ii)	354,722	296,395	274,935
Amounts reported in the “Stock Awards” column of the SCT (iii)	(10,900,034)	(21,754,956)	(7,862,971)
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end (iv)	12,954,571	13,121,502	8,953,496
Change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year (v)	(2,245,522)	9,992,577	(4,431,486)
Change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end (vi)	1,999,992	14,970,199	(22,060,902)
Compensation Actually Paid to PEO reported in column (c)	22,689,097	48,122,189	(12,494,955)
	Reflects the change in the actuarial present value of accumulated benefit obligations under our broad-based pension plan and our SERP for the applicable fiscal year, as reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table. For more information, refer to Pension Benefits above.Reflects the actuarially determined service cost under our broad-based pension plan and our SERP for services rendered by the NEO during the applicable year, using the same methodology as used for our financial statements in accordance with U.S. GAAP. No “prior service cost” applied to the pension benefits for our NEOs for the years shown. Reflects the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.Reflects the year-end fair value of any PSUs or RSUs granted in the applicable year that were outstanding and unvested as of the end of the year. Reflects the change in fair value as of the vesting date (from the end of the prior fiscal year) for PSUs, RSUs, and, for Mr. Herrman, his career shares award, or portions thereof, granted in prior years that vested during the applicable year; and, for FY21, includes the change in fair value as of the vesting date (from the end of the prior fiscal year) of a portion of a stock option award granted to our NEOs in FY18 that vested during FY21. For this purpose, the vesting date of PSUs is the date on which the Compensation Committee certified applicable performance results for the cycle, and the vesting date for RSUs, stock options, and Mr. Herrman’s career shares award (or applicable portions thereof) is the date on which the applicable service requirement was satisfied, taking into account eligibility for special service retirement as defined in our SIP. For FY22, the amount reported includes the incremental fair value with respect to PSUs that were modified on the vesting date during FY22 ($9,377,874 for Mr. Herrman and an average of $3,630,615 for our other NEOs), determined under ASC Topic 718. Refer to our 2022 proxy statement for more information about PSU modifications during FY22. Reflects the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) for any PSUs, RSUs, and, for Mr. Herrman, his career shares award, or portions thereof, granted in prior years that were outstanding and unvested as of the end of the applicable year. For FY21, the negative amounts reported are primarily attributable to a negative change to the probable outcome of PSU performance conditions during the year. For FY22, the change in fair value as of the end of the year reflects a modification to certain PSU awards during the year that remained outstanding and unvested as of the end the year. As of the modification date during FY22, the incremental fair value of such modifications was $2,744,172 for Mr. Herrman and an average of $1,062,462 for our other NEOs, determined under ASC Topic 718. Refer to our 2022 proxy statement for more information about PSU modifications during FY22.
Non-PEO NEO Average Total Compensation Amount	$ 7,821,116	12,428,451	5,887,421
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,086,392	18,345,910	(4,958,497)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Calculation of “Compensation Actually Paid” to Non-PEO NEOs	Fiscal Year
	2023	2022	2021
Average Summary Compensation Table (“SCT”) Total for non-PEO NEOs reported in column (d)	$7,821,116	$12,428,451	$5,887,421
Average amounts reported in the “Change in Pension Value” column of the SCT (i)	(114,468)	(194,651)	(635,403)
Average pension “service cost” (ii)	109,570	102,668	96,339
Average amounts reported in the “Stock Awards” column of the SCT (iii)	(3,856,059)	(8,433,136)	(3,080,026)
Average fair value (as of year end) of equity awards granted during the year that remain unvested at year end (iv)	4,582,865	5,094,535	3,507,215
Average change in fair value (as of vesting date from prior year end) of previously-granted equity awards that vested during the year (v)	(962,802)	3,808,188	(2,009,677)
Average change in fair value (as of year end from prior year end) of previously-granted equity awards that remain unvested at year end (vi)	506,170	5,539,855	(8,724,366)
Average Compensation Actually Paid to non-PEO NEOs reported in column (e)	8,086,392	18,345,910	(4,958,497)
	Reflects the change in the actuarial present value of accumulated benefit obligations under our broad-based pension plan and our SERP for the applicable fiscal year, as reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table. For more information, refer to Pension Benefits above.Reflects the actuarially determined service cost under our broad-based pension plan and our SERP for services rendered by the NEO during the applicable year, using the same methodology as used for our financial statements in accordance with U.S. GAAP. No “prior service cost” applied to the pension benefits for our NEOs for the years shown.Reflects the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.Reflects the year-end fair value of any PSUs or RSUs granted in the applicable year that were outstanding and unvested as of the end of the year. Reflects the change in fair value as of the vesting date (from the end of the prior fiscal year) for PSUs, RSUs, and, for Mr. Herrman, his career shares award, or portions thereof, granted in prior years that vested during the applicable year; and, for FY21, includes the change in fair value as of the vesting date (from the end of the prior fiscal year) of a portion of a stock option award granted to our NEOs in FY18 that vested during FY21. For this purpose, the vesting date of PSUs is the date on which the Compensation Committee certified applicable performance results for the cycle, and the vesting date for RSUs, stock options, and Mr. Herrman’s career shares award (or applicable portions thereof) is the date on which the applicable service requirement was satisfied, taking into account eligibility for special service retirement as defined in our SIP. For FY22, the amount reported includes the incremental fair value with respect to PSUs that were modified on the vesting date during FY22 ($9,377,874 for Mr. Herrman and an average of $3,630,615 for our other NEOs), determined under ASC Topic 718. Refer to our 2022 proxy statement for more information about PSU modifications during FY22. Reflects the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) for any PSUs, RSUs, and, for Mr. Herrman, his career shares award, or portions thereof, granted in prior years that were outstanding and unvested as of the end of the applicable year. For FY21, the negative amounts reported are primarily attributable to a negative change to the probable outcome of PSU performance conditions during the year. For FY22, the change in fair value as of the end of the year reflects a modification to certain PSU awards during the year that remained outstanding and unvested as of the end the year. As of the modification date during FY22, the incremental fair value of such modifications was $2,744,172 for Mr. Herrman and an average of $1,062,462 for our other NEOs, determined under ASC Topic 718. Refer to our 2022 proxy statement for more information about PSU modifications during FY22.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP and Cumulative TSR: PEO CAP and average NEO CAP varied over the three years presented in the table, while our cumulative TSR increased over this same period. Although we did not use TSR as a financial performance measure within our incentive plans for the years presented in the table, long-term equity incentives under the SIP have been the largest component of total target compensation for our CEO and other NEOs for many years and the value of our long-term equity incentives is designed to align with our TSR performance during each applicable award period.
Compensation Actually Paid vs. Net Income [Text Block]	CAP and Net Income: PEO CAP and average NEO CAP varied over the three years presented in the table, while our net income increased over this same period. Although net income is a profit measure with some similarities to Incentive Pre-tax Income and Incentive EPS, we did not use net income as a financial performance measure within our incentive plans for the years presented in the table. Accordingly, there is not a direct relationship between CAP and our net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP and MIP Incentive Pre-tax Income: A portion of PEO CAP and average NEO CAP reflects payouts under our MIP for the applicable fiscal year, including amounts based on MIP Incentive Pre-tax Income for FY23 and FY22, as discussed in the CD&A and in our 2022 proxy statement. Although we used Incentive Pre-tax Income as the primary metric in our annual MIP program for FY23 and FY22, the primary driver of the variation in PEO CAP and average NEO CAP over the three years presented in the table was changes in equity award values under SEC rules as detailed above. We did not use Incentive Pre-tax Income in our annual MIP program for FY21 but instead established a temporary alternative framework in light of the uncertainty of the pandemic, as discussed in our 2021 proxy statement.
Total Shareholder Return Vs Peer Group [Text Block]	Cumulative TSR of the Company and Cumulative TSR of the Peer Index: For the periods presented in the table, both our cumulative TSR and the cumulative TSR of the Dow Jones U.S. Apparel Retailers Index (DJUSRA) were positive, with our TSR outperforming the TSR of the DJUSRA for each period shown. Although our Compensation Committee continues to monitor our relative TSR performance as discussed in the CD&A, we did not use our TSR performance versus the TSR performance of the DJUSRA as a financial performance measure within our incentive plans for the years presented in the table. For more information about the peer group used by the Compensation Committee as part of its decision-making process for FY23, refer to The Role of Our Peer Group in the CD&A.
Tabular List [Table Text Block]

Incentive Pre-tax Income
Incentive EPS
Incentive ROIC

Total Shareholder Return Amount	$ 143.84	123.16	108.86
Peer Group Total Shareholder Return Amount	129.16	116.91	106.91
Net Income (Loss)	$ 3,498,349,000	$ 3,282,815,000	$ 90,470,000
Company Selected Measure Amount	5,495,116,000	5,617,471,000	1,953,817,000
PEO Name	Mr. Herrman
Additional 402(v) Disclosure [Text Block]	The amounts in column (c) and column (e) represent the amount of “compensation actually paid” to Mr. Herrman, and the average amount of “compensation actually paid” to our other NEOs as a group, for each applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount of “compensation actually paid” is determined under SEC rules and does not reflect the actual amount of compensation earned by or paid to Mr. Herrman, or our NEOs as a group, for the applicable year. Refer to the CD&A for a discussion of the quantitative and qualitative factors considered by the Compensation Committee in making decisions with respect to compensation for our NEOs for FY23. The valuation assumptions used to calculate the fair values of PSUs, RSUs, and Mr. Herrman’s career shares award include the stock price and accumulated dividends as of the applicable measuring date and, in the case of PSUs, the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). For the change in fair value of stock options during FY21, we used the Black-Scholes option pricing model with corresponding assumptions (risk-free interest rate, dividend yield, expected volatility factor, and expected option life) determined as of the applicable measuring date. Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.The amounts reported in column (h) represent net income of the Company reported in our Annual Report on Form 10-K for the applicable fiscal year.The amounts reported in column (i) represent MIP Incentive Pre-tax Income: the adjusted pre-tax income performance results under our MIP for the applicable fiscal year or, in the case of FY21, an estimate of adjusted pre-tax income performance results under our MIP had the Compensation Committee established adjusted pre-tax income performance goals for FY21. The Company did not use Incentive Pre-tax Income in its annual MIP program for FY21 but instead established a temporary alternative framework in light of the uncertainty of the pandemic, as discussed in our 2021 proxy statement. MIP Incentive Pre-Tax Income for FY22 and FY23 reflects the definitions and automatic adjustments pre-established by the Compensation Committee for the applicable fiscal year. Refer to Appendix A for information about how MIP Incentive Pre-tax Income was determined based on total segment profit reported in our Annual Report on Form 10-K for each applicable fiscal year.While the Company uses various performance measures under its executive compensation program, Incentive Pre-tax Income is the primary metric in our annual incentive plan and the multi-year cumulative metric in our long-term cash program, and the Company has determined that MIP Incentive Pre-tax Income represents the most important performance measure used by the Company to link “compensation actually paid” to our NEOs to Company performance for FY23 under SEC rules. The Company has designated MIP Incentive Pre-tax Income as the “Company-Selected Measure” for purposes of Item 402(v) of Regulation S-K, and additional information about MIP Incentive Pre-tax Income is shown in column (i) of the table above. For more information on our incentive plan performance measures, including why each measure is used and how each measure is included within our program, refer to p. 32 in the CD&A.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Incentive Pre-tax Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Incentive EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Incentive ROIC
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (305,528)	$ (1,909,764)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	354,722	296,395	274,935
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,900,034)	(21,754,956)	(7,862,971)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,954,571	13,121,502	8,953,496
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,245,522)	9,992,577	(4,431,486)
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,999,992	14,970,199	(22,060,902)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(114,468)	(194,651)	(635,403)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	109,570	102,668	96,339
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,856,059)	(8,433,136)	(3,080,026)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,582,865	5,094,535	3,507,215
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(962,802)	3,808,188	(2,009,677)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 506,170	$ 5,539,855	$ (8,724,366)